Financial instruments - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 10,631	$ 16,025
Receivable related to working capital adjustment	0	2,571
Proceeds due on sale of VoIP Supply LLC	4,500	0
Trade and other receivables	$ 15,131	$ 18,596